Common Stock	12 Months Ended
Dec. 31, 2025
Common Stock
Common Stock

15. Common Stock

As per the Company’s amended and restated articles of incorporation, the Company is authorized to issue 100,000,000 shares of common stock, par value $0.01 per share. As of December 31, 2025, the Company had issued 2,816,615 shares.

Each outstanding share of common stock is entitled to one vote, either in person or by proxy, on all matters that may be voted upon by their holders at meetings of the shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, holders of the Company’s common stock (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably in all of the Company’s assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued shares of the Company’s common stock when issued will be fully paid for and non-assessable. The rights, preferences and privileges of holders of common shares are subject to the rights of the holders of any preferred shares which the Company has issued or may issue in the future.

On March 17, 2025, Euroseas contributed the three Subsidiaries to the Company, in exchange for 2,780,855 common shares in Euroholdings, which Euroseas distributed to Euroseas’ shareholders of record as of March 7, 2025, on a pro rata basis. Euroseas’ shareholders received one share of common stock of Euroholdings for every two and a half shares of common stock of Euroseas they owned as of the Record Date.

In addition, prior to the Spin-off, the Board of Directors approved an equity incentive plan (the “2025 Equity Incentive Plan”). The 2025 Equity Incentive Plan will be administered by the Board of Directors which can make awards totaling in aggregate up to 200,000 shares over 10 years after the 2025 Equity Incentive Plan’s adoption date. On March 17, 2025, the Company issued 35,760 non-vested shares (representing 89,400 unvested shares of the Former Parent) to 30 key persons of the Former Parent and its Container Manager.The vesting of the 35,760 was accelerated due to the change in the Company’s control in June 2025 and the Company incurred share-based compensation of $286,080, which is included in “General and administrative expenses” in the consolidated statement of operations for the year ended December 31, 2025.

For the year ended December 31, 2025, the Company declared dividends on its common stock totaling $1.18 million. Dividends of $0.14 per share were declared in each of May, July and November 2025 and paid in July, September and December 2025, respectively.